Other Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reserves within equity [abstract]
Schedule of Other Reserve

	Share-based compensation reserve RMB’million	Contribution from ultimate holding company RMB’million	PRC statutory reserve RMB’million	Foreign currency translation reserve RMB’million	Fair value reserve RMB’million	Others RMB’million	Total other reserves RMB’million
At January 1, 2023	1,707	463	216	(36)	(1,051)	4,841	6,140
Currency translation differences	-	-	-	193	-	-	193
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	3,270	-	3,270
Share of other comprehensive income of associates	-	-	-	-	-	4	4
Share based compensation	649	-	-	-	-	-	649
Exercise of share options/ RSUs	(662)	-	-	-	-	-	(662)
Additional investments in a non- wholly owned subsidiary	-	-	-	-	-	(10)	(10)
Profit appropriations to PRC statutory reserves	-	-	3	-	-	-	3
Non-controlling interests arising from business combination	-	-	-	-	-	71	71
At December 31, 2023	1,694	463	219	157	2,219	4,906	9,658
Capitalization of retained earnings of a subsidiary under a group restructuring	-	-	-	-	-	2,042	2,042
Currency translation differences	-	-	-	120	-	-	120
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	7,786	-	7,786
Share of other comprehensive income of an associate	-	-	-	-	-	112	112
Share based compensation	596	-	-	-	-	-	596
Exercise of share options/ RSUs	(599)	-	-	-	-	-	(599)
Capital contribution from non- controlling interests	-	-	-	-	-	13	13
Profit appropriations to PRC statutory reserves	-	-	12	-	-	-	12
Non-controlling interests arising from business combination	-	-	-	-	-	105	105
At December 31, 2024	1,691	463	231	277	10,005	7,178	19,845
Currency translation differences	-	-	-	(822)	-	-	(822)
Fair value changes on financial assets at fair value through other comprehensive income	-	-	-	-	4,094	-	4,094
Share of other comprehensive income of an associate	-	-	-	-	-	(38)	(38)
Share based compensation	669	-	-	-	-	-	669
Exercise of share options/ RSUs	(693)	-	-	-	-	-	(693)
Profit appropriations to PRC statutory reserves	-	-	11	-	-	-	11
Deemed disposal	-	-	-	-	-	(147)	(147)
Recognition of financial liabilities in respect of the put option from business combination	-	-	-	-	-	(379)	(379)
Non-controlling interests arising from business combination						15	15
Transactions with minority interest	(105)	-	-	-	-	-	(105)
At December 31, 2025	1,562	463	242	(545)	14,099	6,629	22,450